Quarterly Information (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended										12 Months Ended
	Jun. 30, 2015		Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014		Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
Quarterly Financial Information [Line Items]
Revenue	$ 22,180		$ 21,729	$ 26,470	$ 23,201	$ 23,382		$ 20,403	$ 24,519	$ 18,529	$ 93,580		$ 86,833		$ 77,849
Gross margin	14,712		14,568	16,334	14,928	15,749		14,425	16,197	13,384	60,542		59,755		57,464
Operating income	(2,053)		6,594	7,776	5,844	6,482		6,974	7,969	6,334	18,161		27,759		26,764
Net income	$ (3,195)	[1]	$ 4,985	$ 5,863	$ 4,540	$ 4,612	[2]	$ 5,660	$ 6,558	$ 5,244	$ 12,193	[3]	$ 22,074	[2]	$ 21,863
Basic earnings (loss) per share	$ (0.40)		$ 0.61	$ 0.71	$ 0.55	$ 0.56		$ 0.68	$ 0.79	$ 0.63	$ 1.49		$ 2.66		$ 2.61
Diluted earnings (loss) per share	$ (0.40)	[1]	$ 0.61	$ 0.71	$ 0.54	$ 0.55	[2]	$ 0.68	$ 0.78	$ 0.62	$ 1.48	[3]	$ 2.63	[2]	$ 2.58

[1]	Includes $7.5 billion of goodwill and asset impairment charges related to our phone business, as well as $940 million of integration and restructuring expenses, primarily costs associated with our Phone Hardware Restructuring Plan, which decreased fourth quarter fiscal year 2015 net income by $8.4 billion and diluted EPS by $1.02.
[2]	Includes a tax provision adjustment recorded in the fourth quarter of fiscal year 2014 related to adjustments to prior years' liabilities for intercompany transfer pricing which decreased net income by $458 million and diluted EPS by $0.05.
[3]	Includes $7.5 billion of goodwill and asset impairment charges related to our phone business, as well as $2.5 billion of integration and restructuring expenses, primarily costs associated with our restructuring plans, which decreased fiscal year 2015 net income by $10.0 billion and diluted EPS by $1.15.